EMPLOYEE BENEFITS - Defined benefit plan actuarial assumptions (Details)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EMPLOYEE BENEFITS
Discount rate at the end of the year	2.70%	2.62%	3.82%
Future salary growth	3.00%	3.00%	3.00%